October 2, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Legg Mason Partners Arizona Municipals Fund, Inc. (the “Fund”)

Post-Effective Amendment No. 32

File Nos. 33-12792 and 811-5066

Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 32 filed on September 28, 2006, which became effective on September 28, 2006.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Michael Kocur
Michael Kocur
Assistant Secretary